OTHER NON-CURRENT ASSETS (Details 1) - Other non-current assets - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfOtherNoncurrentAssetsLineItems [Line Items]
Allowances, beginning	$ (3.1)	$ (2.1)
Creation	(2.8)	(2.7)
Utilization	0.4	1.7
Allowances, ending	$ (5.5)	$ (3.1)